RELATED PARTY TRANSACTIONS (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Jun. 22, 2024	Oct. 04, 2020	Dec. 31, 2023	Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Awards to purchase			6,622,625
Exercise price			$ 27.29
Related party | Incentive Plan
RELATED PARTY TRANSACTIONS
Incentive plan expense			$ 2,481
Co-founder and Chief Executive Officer | Incentive Plan
RELATED PARTY TRANSACTIONS
Awards to purchase	2,327,428
Exercise price	$ 27.74
Chief Executive Officer | Incentive Plan
RELATED PARTY TRANSACTIONS
Maximum eligible incentive amount		$ 20,000
Incentive plan expense			$ 17,357
Chief Product Officer | Incentive Plan
RELATED PARTY TRANSACTIONS
Maximum eligible incentive amount		$ 10,000
Incentive plan expense				$ 12,643